INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)	The components of income tax expense are as follows:

	Six Months Ended June 30,
(in thousands of $)	2024	2023
Current tax expense	286	134
Total income tax expense	286	134